RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		83 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Income statements:
Stock based compensation	$ 1,072	$ 1,992	$ 3,317
Balance sheets:
Related party payables	350	168	350
Officer [Member]
Income statements:
Officers remuneration for employment and consulting	458	411
Stock based compensation	421	1,508
Balance sheets:
Related party payables	319	168	319
Director [Member]
Income statements:
Stock based compensation	118	0
Directors’ who are not officers compensation	39	0
Balance sheets:
Related party payables	$ 31	$ 0	$ 31